STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

March 30, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 105 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed in order to revise the investment strategies of an existing series, Lazard Emerging Markets Equity Blend Portfolio (the "Portfolio"). The prospectus included in the Amendment is marked to show changes from the prospectus filed pursuant to Rule 485(a)(1) under the 1933 Act on February 20, 2015, and the statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(a)(2) under the 1933 Act on March 13, 2015.

The Portfolio's investment objective remains long-term capital appreciation. Lazard Asset Management LLC (the "Investment Manager") will allocate the Portfolio's assets among various emerging markets equity strategies managed by the Investment Manager (and other emerging markets equity securities held in other strategies managed by the Investment Manager) in proportions consistent with the Investment Manager's evaluation of various economic and other factors through quantitative and qualitative analysis. These proportions will be changed from time to time without notice to shareholders, and at any given time the allocation to one strategy, region or country may comprise a substantial percentage of the Portfolio's assets, or conversely, there may be no allocation to any such strategy, region or country. The Investment Manager will make allocation and securities selection decisions based on quantitative and qualitative analysis using a number of different tools, including proprietary software models. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities, including common stocks and depository receipts and shares, of companies that are economically tied to emerging market countries.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc: Janna Manes

March 30, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By: /s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary